Shareholders' Equity and Other Comprehensive Income - Schedule of Activity of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Accumulated Other Comprehensive Income (Loss) by Component [Roll Forward]
Beginning balance	$ 5,266,251	$ 5,144,148	$ 4,475,801
Total other comprehensive income	342,504	146,308	325,044
Ending balance	6,013,407	5,266,251	5,144,148
Unrealized losses on investment securities available for sale related to residual tax effects remaining in OCI	10,200	10,200	16,400
Unrealized loss on cash flow hedges related to residual tax effects remaining in OCI	11,600	11,600	12,700
Total
Changes in Accumulated Other Comprehensive Income (Loss) by Component [Roll Forward]
Beginning balance	(970,765)	(1,117,073)	(1,442,117)
Other comprehensive income (loss) before reclassifications	244,036	(198,438)	133,022
Amounts reclassified from AOCI	98,468	344,746	192,022
Total other comprehensive income	342,504	146,308	325,044
Ending balance	(628,261)	(970,765)	(1,117,073)
Unamortized holding (losses) gains on AFS investment securities transferred to HTM
Changes in Accumulated Other Comprehensive Income (Loss) by Component [Roll Forward]
Beginning balance	(492,828)	0	0
Other comprehensive income (loss) before reclassifications	0	(537,434)	0
Amounts reclassified from AOCI	55,112	44,606	0
Total other comprehensive income	55,112	(492,828)	0
Ending balance	(437,716)	(492,828)	0
Net unrealized gains (losses) on AFS investment securities
Changes in Accumulated Other Comprehensive Income (Loss) by Component [Roll Forward]
Beginning balance	(411,413)	(998,259)	(1,220,263)
Other comprehensive income (loss) before reclassifications	210,965	392,169	163,813
Amounts reclassified from AOCI	(534)	194,677	58,191
Total other comprehensive income	210,431	586,846	222,004
Ending balance	(200,982)	(411,413)	(998,259)
Net unrealized gains (losses) on Cash Flow Hedges
Changes in Accumulated Other Comprehensive Income (Loss) by Component [Roll Forward]
Beginning balance	(66,524)	(118,814)	(221,854)
Other comprehensive income (loss) before reclassifications	33,071	(53,173)	(30,791)
Amounts reclassified from AOCI	43,890	105,463	133,831
Total other comprehensive income	76,961	52,290	103,040
Ending balance	$ 10,437	$ (66,524)	$ (118,814)